OPERATIONS, BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES, Accounts Receivable (Details) - USD ($) $ in Thousands		5 Months Ended	7 Months Ended	12 Months Ended
		Mar. 31, 2020	Oct. 31, 2019	Mar. 31, 2019	Mar. 31, 2018
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Balance - beginning of period		$ 0	$ 1,617	$ 3,304	$ 4,498
Additional allowances		368	25	1,073	1,463
Write-offs and collections		0	0	(2,760)	(2,657)
Sale of subsidiaries	[1]	0	(851)	0	0
Fresh-start accounting adjustments	[2]	0	(791)	0	0
Balance - end of period		$ 368	0	$ 1,617	$ 3,304
Non-affiliates
Operations, Basis of Presentation and Summary of Significant Accounting Policies [Abstract]
Write-offs and collections			$ 900

[1]	As the result of the sale of Eastern Airways International Limited ("Eastern Airways"), Aviashelf Aviation Co. ("Aviashelf"), Bristow Helicopters Leasing Limited ("BHLL") and Sakhalin Bristow Air Services Ltd, the Company wrote off allowance for doubtful accounts for non-affiliates by $0.9 million. For more details, see "Loss on Sale of Subsidiaries" below.
[2]	In connection with the Company's emergence from bankruptcy and the application of ASC 852, the Company adjusted allowance for doubtful accounts to fair value at the Effective Date.